                                                      REGISTRATION NO. 33-83750
                                                     REGISTRATION NO. 811-08754
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                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

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                                   FORM N-4
                            REGISTRATION STATEMENT
                                     UNDER
                        THE SECURITIES ACT OF 1933                   [_]
                        PRE-EFFECTIVE AMENDMENT NO.                  [_]
                      POST-EFFECTIVE AMENDMENT NO. 39                [X]
                                    AND/OR
                            REGISTRATION STATEMENT
                                     UNDER
                    THE INVESTMENT COMPANY ACT OF 1940               [_]
                             AMENDMENT NO. 122                       [X]
                       (CHECK APPROPRIATE BOX OR BOXES)

                               -----------------

                            SEPARATE ACCOUNT NO. 45
                                      OF
                     AXA EQUITABLE LIFE INSURANCE COMPANY
                          (EXACT NAME OF REGISTRANT)

                               -----------------

                     AXA EQUITABLE LIFE INSURANCE COMPANY
                              (NAME OF DEPOSITOR)

             1290 AVENUE OF THE AMERICAS, NEW YORK, NEW YORK 10104
             (ADDRESS OF DEPOSITOR'S PRINCIPAL EXECUTIVE OFFICES)

       DEPOSITOR'S TELEPHONE NUMBER, INCLUDING AREA CODE: (212) 554-1234

                               -----------------

                                  DODIE KENT
                 VICE PRESIDENT AND ASSOCIATE GENERAL COUNSEL
                     AXA EQUITABLE LIFE INSURANCE COMPANY
             1290 AVENUE OF THE AMERICAS, NEW YORK, NEW YORK 10104
                    (NAME AND ADDRESS OF AGENT FOR SERVICE)

                               -----------------

                 PLEASE SEND COPIES OF ALL COMMUNICATIONS TO:

                          CHRISTOPHER E. PALMER, ESQ.
                              GOODWIN PROCTER LLP
                           901 NEW YORK AVENUE, N.W.
                            WASHINGTON, D.C. 20001

                               -----------------

Approximate Date of Proposed Public Offering: Continuous.

It is proposed that this filing will become effective (check appropriate box):
       [_]Immediately upon filing pursuant to paragraph (b) of Rule 485.
       [_]On (date) pursuant to paragraph (b) of Rule 485.
       [X]60 days after filing pursuant to paragraph (a)(1) of Rule 485.
       [_]On (date) pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:
       [_]This post-effective amendment designates a new effective date for previously filed post-effective amendment.

Title of Securities Being Registered:

   Units of interest in Separate Account under variable annuity contracts.

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                                     NOTE

This Post Effective Amendment No. 39 ("PEA") to the Form N-4 Registration
Statement No. 33-83750 ("Registration Statement") of AXA Equitable Life
Insurance Company ("AXA Equitable") and its Separate Account No. 45 is being filed for the purpose of including in the Registration Statement the additions/modifications reflected in the Supplement. Part C of this
Registration Statement has also been updated pursuant to the requirements of
Form N-4. The PEA does not amend or delete any other Prospectus or supplements to any Prospectus or any other part of the Registration Statement except as specifically noted herein.

Guaranteed Minimum Death Benefit and Earnings Enhancement Benefit Offer

This supplement describes an offer we are making to you in connection with your Accumulator® variable annuity contract death benefits. It contains important information that you should know before accepting this offer or taking any other action under your contract. You are not required to accept this offer or take any action under your contract. If you do not accept this offer, your contract and the death benefit options you previously elected will continue unchanged. You should carefully read this supplement in conjunction with your Prospectus before making your decision regarding this offer. For a current offer amount, you can login to Online Account Access (“OAA”) by visiting www.axa-equitable.com. Additional information about this offer is available at www.axa-equitable.com/GMDBoffer. If you have any questions about this offer, contact your financial professional or call us directly at 1-800-XXX-XXXX.

Why am I receiving this offer?

You are receiving this offer because, at the time you purchased your contract, you elected a guaranteed minimum death benefit (“GMDB”). In addition, at the time you purchased your contract, you also may have elected the earnings enhancement benefit (“EEB”), also referred to as “Protection PlusSM”.

What is this offer? How does this offer work?

For a limited time, we are offering to increase your contract’s account value in return for terminating both your GMDB (and EEB, if applicable) and your standard death benefit. Upon termination of your GMDB (and EEB, if applicable) you would no longer pay the annual charges for the GMDB and EEB. In addition, the standard death benefit, which is equal to your total contributions to the contract adjusted for any withdrawals you make (including any applicable withdrawal charges), and any taxes that apply, would be terminated and the amount payable to your beneficiaries would be equal to your contract’s account value, which could be less than your net contributions. For additional information about the GMDB and the standard death benefit, see “Guaranteed minimum death benefit” in “Contract features and benefits” in your Prospectus. For additional information about the EEB, see “Earnings enhancement benefit” or “Protection PlusSM” in “Contract features and benefits” in your Prospectus.

While the charges for the GMDB and EEB would cease, you should be aware that the annual percentage rate we charge for separate account expenses would remain the same if you accept this offer. This means that you would continue to pay the same annual percentage rate for separate account expenses as contract owners that have the standard death benefit, even though you would no longer have the standard death benefit.

An offer letter is included with this supplement. You have a limited time period to accept this offer. The offer letter indicates the deadline by which you can accept this offer which is generally 90 days after the mailing of the letter. You can only accept this offer in its entirety. If we do not receive your acceptance before the offer expires, we will consider you to have rejected this offer.

Why is AXA Equitable making this offer?

We are making this offer because high market volatility, declines in the equity markets, and the low interest rate environment make continuing to provide these guaranteed benefits costly to us. We believe this offer can be mutually beneficial to both us and contract owners who no longer need or want the GMDB, EEB or the standard death benefit. If you accept this offer, we would gain a financial benefit because we would no longer incur the cost of maintaining expensive reserves for these guaranteed benefits. You would benefit because you would receive an increase in your contract’s account value and your GMDB and EEB charges would cease.

How does AXA Equitable determine the offer amount? How much would be added to my contract’s account value?

We determine the offer amount using standard actuarial calculations for determining contract reserves. In general, the contract reserve for these types of benefits is the difference between the present value of expected benefit claims less the present value of expected benefit charges. The amount of the offer is approximately 70% of this actuarial valuation, subject to a minimum offer. We calculate the actuarial value of your GMDB and EEB separately and compare each result to the minimum offer amount for each benefit. The offer amount is the sum of the two greater amounts resulting from the comparisons.

The minimum offer amount for the GMDB is equal to the annual percentage rate of the GMDB charge multiplied by the GMDB benefit base as of the close of the business day immediately prior to the business day we process your acceptance of this offer, multiplied by two. The minimum offer amount for the EEB (if you have the EEB) is equal to the annual percentage rate of the EEB charge multiplied by the contract account value as of the close of the business day immediately prior to the business day we process your acceptance of this offer, multiplied by two. If the calculated actuarial value is less than the minimum offer amount, you will receive the minimum offer amount. The actuarial value takes into account:

•	The owner/annuitant’s life expectancy (based on gender and age);

•	The current and projected contract account value; and

•	The current and projected GMDB/EEB benefit.

The offer letter included with this supplement indicates the amount of our offer to you as of the date specified in the letter. The offer amount will change each business day because the factors that we use to determine our reserve for these types of benefits change. For example, in determining your current and projected GMDB/EEB benefit, we consider a number of factors including your contract’s current account value, your current allocation of contract assets among the investment options, and interest rates. As these factors change, the amount of our offer changes. Therefore, the exact amount you receive may be more or less than the offer amount quoted to you in our offer letter and will depend on current market conditions and any changes in our estimate of your current and projected contract account value and GMDB/EEB benefit when we determine the amount to be added to your contract’s account value. In general, as your contract account value increases, the amount of the offer decreases. Similarly, as your contract account value decreases, the amount of the offer increases. For a current offer amount, you can login to OAA at www.axa-equitable.com or call us at 1-800-789-7771.

Example 1:

Assume the contract owner is a 65-year old male. Further assume the GMDB benefit base is $100,000 and the contract account value is $60,000. The amount of the initial offer as stated in the contract owner’s offer letter is $19,967. Assume the contract owner accepts the offer 30 days later at which time the contract account value has decreased to $54,000. Further assume there are no changes to any other factors that affect the calculation of the offer amount. The amount of the offer would increase to $21,041.

Example 2:

Assume the contract owner is a 65-year old male. Further assume the GMDB benefit base is $100,000 and the contract account value is $60,000. The amount of the initial offer as stated in the contract owner’s offer letter is $19,967. Assume the contract owner accepts the offer 30 days later at which time the contract account value has increased to $66,000. Further assume there are no changes to any other factors that affect the calculation of the offer amount. The amount of the offer would decrease to $18,893.

These examples are hypothetical and are the result of a significant number of actuarial calculations using multiple market scenarios and many years of projections. Although these examples are based on an actual contract, the results are for illustrative purposes and are not intended to represent your particular situation.

If you accept this offer, the amount we add to your contract’s account value will be determined and added on the business day we receive your properly completed acceptance form. The amount will be allocated according to your current investment allocation instructions on file with us. If there are any policy transactions on the day we receive your acceptance form, the amount we add to your contract’s account value will be determined and added on the next business day. Note: For most contract owners, the offer amount will be less than the difference between the projected GMDB benefit base and the contract’s account value.

How can I evaluate this offer?

You must decide between keeping your GMDB or terminating your GMDB and accepting an increase in your contract’s account value. Your GMDB is equal to the greater of your GMDB benefit base or your Annual Ratchet to Age 85 benefit base and is generally equal to the greater of:

a)	your contributions to this contract accumulated at the roll-up rate specified in your contract (to age 85), adjusted for withdrawals (including any applicable withdrawal charges) ; and

b)

if you have not taken a withdrawal, the Annual Ratchet to age 85 benefit base which is equal to the greater of: (i) your contributions to this contract; or (ii) your highest account value on any contract date anniversary following the owner’s (or older joint owner’s, if applicable) 85th birthday (plus any contributions made since the most recent Annual Ratchet). If you have taken a withdrawal, the Annual Ratchet to age 85 benefit base is reduced from the amount described above and is equal to the greater of either: (i) your GMDB benefit base immediately following the most recent withdrawal (plus any additional contributions made after the date of such withdrawal); or (ii) your highest account value on any contract date anniversary after the most recent withdrawal, up to the contract date anniversary following the owner’s (or older joint owner’s, if applicable) 85th birthday (plus any contributions made since the most recent Annual Ratchet after the date of such withdrawal).

AXA Equitable guarantees that the GMDB will not be less than the GMDB benefit base. If your contract’s account value is less than the GMDB benefit base at the time a death claim is paid, the GMDB payable will be equal to the GMDB benefit base. For additional information about the GMDB, see “Guaranteed minimum death benefit” in “Contract features and benefits” in your Prospectus.

If you accept this offer, the standard death benefit will also terminate. The standard death benefit is equal to your total contributions to the contract adjusted for any withdrawals you make (including any applicable withdrawal charges) and any taxes that apply. For additional information about the standard death benefit, see “Guaranteed minimum death benefit” in “Contract features and benefits” in your Prospectus.

If you accept this offer your EEB will also terminate. The EEB provides an additional death benefit which is generally equal to a specified percentage of: the greater of: (i) your contract account value, or (ii) any applicable death benefit; and decreased by your total net contributions. Depending on the terms of your contract, the specified percentage is either 40% or 25%. For additional information about the EEB, see “Earnings enhancement benefit” or “Protection PlusSM” in “Contract features and benefits” in your Prospectus.

If you do not accept our offer, no amount would be added to your contract’s account value and the GMDB (and EEB, if applicable) and standard death benefit would continue to apply. If you accept the offer, your GMDB (and EEB, if applicable) and your standard death benefit would terminate, and your contract’s account value would be increased. In the future, the amount payable to your beneficiaries would be equal to your contract’s account value, which could be less than your net contributions.

When you purchased your contract you made a determination that the GMDB (and EEB, if applicable) was important to you under your personal circumstances at that time. When considering this offer, you should consider whether you no longer need or want the GMDB (and EEB, if applicable) and the standard death benefit, given your personal circumstances today. You should also consider your specific contract account values (with and without the offer), your GMDB benefit base and the following factors:

•	Whether the increased contract account value available through the offer is more important to you than the current value of the GMDB provided by the current GMDB benefit base;

•

Whether you believe that your contract account value, with the addition provided by the offer, may increase (through market gains) relative to how the GMDB benefit base may increase such that the GMDB may become less valuable to you over time;

•

Whether you believe that your contract account value, with the addition provided by the offer, may decline (through market losses), stay the same, or increase slowly relative to how the GMDB benefit base would have increased such that the value of having the GMDB may become more valuable to your beneficiaries over time; and

•	Whether your need for income (or withdrawals) from this contract is more important to you than your need to leave a death benefit to your beneficiaries.

You should assess your own situation to decide whether to accept the offer. In considering the factors above, and any other factors you believe relevant, you may wish to consult with your beneficiaries, and your financial professional or other advisor. We cannot provide investment advice to you, including how to weigh any relevant factors for your particular situation. We cannot provide any advice regarding future contract account value, including whether investment options under your contract will experience market gains or losses.

How do I accept this offer?

An election form on which you can indicate your acceptance of this offer is included with this supplement. Please complete, sign and date the acceptance form and return it to us at the following address:

AXA Equitable Life Insurance Company

Retirement Services Solution

500 Plaza Drive, 6th Floor

Secaucus, NY 07094

Or you may fax the acceptance form to us at 1-800-XXX-XXXX.

Would accepting this offer impact my automatic payment plans?

If you are enrolled in the dollar-for-dollar withdrawal service, your enrollment would terminate if you accept this offer. Systematic withdrawals and payments under the automatic required minimum distribution service would not be affected if you accept this offer. If you wish to enroll in automated withdrawal services, call us at 1-800-789-7771.

More information about this offer

If you accept this offer, you will receive an endorsement to your contract that terminates your GMDB and EEB and replaces your standard death benefit with the return of account value death benefit.

You will not incur any fees or charges as a result of accepting this offer. All expenses we incur in connection with this offer, including legal, accounting and other fees and expenses, will be paid by us and have no effect on your contract regardless of whether or not you accept this offer.

You will not be subject to any current tax consequences if you accept this offer. The amount added to your contract will be treated like earnings for income tax purposes. The tax rules for withdrawals from and surrenders of the contract continue to apply. For additional information, see “Tax information” in your Prospectus.

A withdrawal charge will not apply to the amount we add to your contract’s account value. However, withdrawal charges may apply to your contributions depending on how long each contribution has been invested in your contract. A withdrawal charge may apply if: (i) you make one or more withdrawals during the contract year that, in total, exceed the 10% free withdrawal amount; or (ii) you surrender your contract to receive its cash value or apply your cash value to a non-life contingent payout option. For additional information, see “Withdrawal charge” in “Charges and expenses” in your Prospectus.

Your financial professional may receive payments that may provide an incentive in recommending whether or not you should accept this offer. For example, AXA Equitable, or its distributor, pays contribution-based compensation to the selling broker-dealer. The selling-broker dealer then determines the compensation paid to your financial professional, if any is payable under your particular contract. If your account value increases, the total dollar amount of ongoing annual compensation to your financial professional may increase. You should contact your financial professional for information about the compensation he or she receives. For additional information about compensation paid to your financial professional, see “Distribution of the contracts” in “More information” in your Prospectus.

                                    PART C

                               OTHER INFORMATION

Item 24.  Financial Statements and Exhibits.

          (a) The following Financial Statements are included in Part B of the
              Registration Statement:

              The financial statements of AXA Equitable Life Insurance Company and Separate Account No. 45 and Separate Account No. 49 will be included in the Statement of Additional Information.

          (b) Exhibits.

              The following exhibits correspond to those required by paragraph
              (b) of item 24 as to exhibits in Form N-4:

          1.  Resolutions of the Board of Directors of The Equitable Life
              Assurance Society of the United States ("Equitable") authorizing the establishment of the Registrant, previously refiled with this
              Registration Statement on Form N-4 (File No. 33-83750) on
              February 27, 1998.

          2.  Not applicable.

          3.  (a)       Distribution and Servicing Agreement dated as of May 1,
                        1994, among Equico Securities, Inc.(now AXA Advisors,
                        LLC), Equitable and Equitable Variable incorporated
                        herein by reference to Exhibit No. 1-A(8) to
                        Registration Statement on Form S-6, (File
                        No. 333-17641), filed on December 11, 1996.

              (a)(i)    Letter of Agreement for Distribution Agreement among
                        The Equitable Life Assurance Society of the United
                        States and EQ Financial Consultants, Inc. (now AXA
                        Advisors, LLC), dated April 20, 1998, previously filed
                        with this Registration Statement, (File No. 33-83750)
                        on May 1, 1998.

              (b)       Distribution Agreement for services by The Equitable
                        Life Assurance Society of the United States to AXA
                        Network, LLC and its subsidiaries dated January 1, 2000
                        previously filed with this Registration Statement (File
                        No. 33-83750) on April 19, 2001.

              (c)       Transition Agreement for services by AXA Network, LLC
                        and its subsidiaries to The Equitable Life Assurance
                        Society of the United States dated January 1, 2000
                        previously filed with this Registration Statement (File
                        No. 33-83750) on April 19, 2001.

              (d)       Distribution Agreement, dated as of January 1, 1998 by
                        and between The Equitable Life Assurance Society of the
                        United States for itself and as depositor on behalf of
                        the Equitable Life separate accounts and Equitable
                        Distributors, Inc., incorporated herein by reference to
                        the Registration Statement filed on Form N-4 (File No.
                        333-64749) filed on August 5, 2011.

              (d)(i)    First Amendment dated as of January 1, 2001 to the
                        Distribution Agreement dated as of January 1, 1998
                        between The Equitable Life Assurance Society of the
                        United States for itself and as depositor on behalf of
                        the Equitable Life separate accounts and Equitable
                        Distributors, Inc., incorporated herein by reference to
                        the Registration Statement filed on Form N-4 (File No.
                        333-127445) filed on August 11, 2005.

              (d)(ii)   Second Amendment dated as of January 1, 2012 to the
                        Distribution Agreement dated as of January 1, 1998
                        between AXA Equitable Life Insurance Company and AXA
                        Distributors LLC incorporated herein by reference to
                        the Registration Statement filed on Form N-4 (File No.
                        333-05593) filed on April 24, 2012.

              (e)       General Agent Sales Agreement dated January 1, 2000
                        between The Equitable Life Assurance Society of the
                        United States and AXA Network, LLC and its
                        subsidiaries, incorporated herein by reference to
                        Exhibit 3(h) to the Registration Statement on Form N-4,
                        (File No. 333-05593), filed April 24, 2012.

              (e)(i)    First Amendment dated as of January 1, 2003 to General
                        Agent Sales Agreement dated January 1, 2000 between The
                        Equitable Life Assurance Society of the United States
                        and AXA Network, LLC and its subsidiaries, incorporated
                        herein by reference to Registration Statement on Form
                        N-4, (File No. 333-05593), filed April 24, 2012.

              (e)(ii)   Second Amendment dated as of January 1, 2004 to General
                        Agent Sales Agreement dated January 1, 2000 between The
                        Equitable Life Assurance Society of the United States
                        and AXA Network, LLC and its subsidiaries, incorporated
                        herein by reference to Registration Statement on Form
                        N-4, (File No. 333-05593), filed April 24, 2012.

              (e)(iii)  Third Amendment dated as of July 19, 2004 to General
                        Agent Sales Agreement dated as of January 1, 2000 by
                        and between The Equitable Life Assurance Society of the
                        United States and AXA Network, LLC and its subsidiaries
                        incorporated herein by reference to Exhibit 3(k) to the
                        Registration Statement on Form N-4 (File
                        No. 333-127445), filed on August 11, 2005.

              (e)(iv)   Fourth Amendment dated as of November 1, 2004 to
                        General Agent Sales Agreement dated as of January 1,
                        2000 by and between The Equitable Life Assurance
                        Society of the United States and AXA Network, LLC and
                        its subsidiaries incorporated herein by reference to
                        Exhibit 3(l) to the Registration Statement on Form N-4
                        (File No. 333-127445), filed on August 11, 2005.

              (e)(v)    Fifth Amendment dated as of November 1, 2006, to
                        General Agent Sales Agreement dated as of January 1,
                        2000 by and between The Equitable Life Assurance
                        Society of the United States and AXA Network, LLC and
                        its subsidiaries incorporated herein by reference to
                        Registration Statement on Form N-4 (File
                        No. 333-05593), filed on April 24, 2012.

              (e)(vi)   Sixth Amendment dated as of February 15, 2008, to
                        General Agent Sales Agreement dated as of January 1,
                        2000 by and between AXA Equitable Life Insurance
                        Company (formerly known as The Equitable Life Assurance
                        Society of the United States) and AXA Network, LLC and
                        its subsidiaries, incorporated herein by reference to
                        Registration Statement on Form N-4 (File
                        No. 333-05593), filed on April 24, 2012.

              (e)(vii)  Seventh Amendment dated as of February 15, 2008, to
                        General Agent Sales Agreement dated as of January 1,
                        2000 by and between AXA Equitable Life Insurance
                        Company (formerly known as The Equitable Life Assurance
                        Society of the United States) and AXA Network, LLC and
                        its subsidiaries, incorporated herein by reference to
                        Registration Statement on Form N-4 (File No. 2-30070)
                        to Exhibit 3(r), filed on April 20, 2009.

              (e)(viii) Eighth Amendment dated as of November 1, 2008, to
                        General Agent Sales Agreement dated as of January 1,
                        2000 by and between AXA Equitable Life Insurance
                        Company (formerly known as The Equitable Life Assurance
                        Society of the United States) and AXA Network, LLC and
                        its subsidiaries, incorporated herein by reference to
                        Registration Statement on Form N-4 (File No. 2-30070)
                        to Exhibit 3(s), filed on April 20, 2009.

              (e)(ix)   Ninth Amendment, dated as of November 1, 2011 to
                        General Agent Sales Agreement dated as of January 1,
                        2000 by and between AXA Life Insurance Company
                        (formerly known as The Equitable Life Assurance Society
                        of the United States) and AXA Network, LLC and its
                        subsidiaries incorporated herein by reference to the
                        Registration Statement filed on Form N-4 (File No.
                        333-05593) filed on April 24, 2012.

              (f)       Form of Brokerage General Agent Sales Agreement with
                        Schedule and Amendment to Brokerage General Agent Sales
                        Agreement among [Brokerage General Agent] and AXA
                        Distributors, LLC, AXA Distributors Insurance Agency,
                        LLC, AXA Distributors Insurance Agency of Alabama, LLC,
                        and AXA Distributors Insurance Agency of Massachusetts,
                        LLC, incorporated herein by reference to Exhibit
                        No. 3.(i) to Registration Statement (File
                        No. 333-05593) on Form N-4, filed on April 20, 2005.

              (g)       Form of Wholesale Broker-Dealer Supervisory and Sales
                        Agreement among [Broker-Dealer] and AXA Distributors,
                        LLC, incoporated herein by reference to Exhibit
                        No. 3.(j) to Registration Statement (File
                        No. 333-05593) on Form N-4, filed on April 20, 2005.

                                      C-2

          4.  (a)       Form of group annuity contract no. 1050-94IC,
                        previously refiled electronically with this
                        Registration Statement on Form N-4 (File No. 33-83750)
                        on February 27, 1998.

              (b)       Forms of group annuity certificate nos. 94ICA and
                        94ICB, previously refiled electronically with this
                        Registration Statement on Form N-4 (File No. 33-83750)
                        on February 27, 1998.

              (c)       Forms of endorsement nos. 94ENIRAI, 94ENNQI and
                        94ENMVAI to contract no. 1050-94IC and data pages nos.
                        94ICA/BIM and 94ICA/BMVA, previously refiled
                        electronically with this Registration Statement on Form
                        N-4 (File No. 33-83750) on February 27, 1998.

              (d)       Forms of data pages no. 94ICA/BIM (IRA) and (NQ),
                        previously refiled electronically with this
                        Registration Statement on Form N-4 (File No. 33-83750)
                        on February 27, 1998.

              (e)       Form of endorsement no. 95ENLCAI to contract no.
                        1050-94IC and data pages no. 94ICA/BLCA, previously
                        refiled electronically with this Registration Statement
                        on Form N-4 (File No. 33-83750) on February 27, 1998.

              (f)       Forms of data pages for Rollover IRA, IRA Assured
                        Payment Option, IRA Assured Payment Option Plus,
                        Accumulator, Assured Growth Plan, Assured Growth Plan
                        (Flexible Income Program), Assured Payment Plan (Period
                        Certain) and Assured Payment Plan (Life with a Period
                        Certain), previously filed with this Registration
                        Statement No. 33-83750 on August 31, 1995.

              (g)       Forms of data pages for Rollover IRA, IRA Assured
                        Payment Option Plus and Accumulator, previously filed
                        with this Registration Statement No. 33-83750 on
                        April 23, 1996.

              (h)       Form of Guaranteed Minimum Income Benefit Endorsement
                        to Contract Form No. 10-50-94IC and the Certificates
                        under the Contract, previously filed with this
                        Registration Statement No. 33-83750 on April 23, 1996.

              (i)       Form of data pages for Accumulator and Rollover IRA,
                        previously filed with this Registration Statement
                        No. 33-83750 on October 15, 1996.

              (j)       Forms of data pages for Accumulator and Rollover IRA,
                        previously filed with this Registration Statement
                        No. 33-83750 on April 30, 1997.

              (k)       Forms of data pages for Accumulator and Rollover IRA,
                        previously filed with this Registration Statement
                        No. 33-83750 on December 31, 1997.

              (l)       Form of endorsement No. 98 Roth to Contract Form
                        No. 1050-94IC and the Certificates under the Contract,
                        previously filed with this Registration Statement
                        No. 33-83750 on December 31, 1997.

              (m)       Form of data pages No. 94ICB and 94ICBMVA for Equitable
                        Accumulator (IRA) Certificates, previously filed with
                        this Registration Statement on Form N-4 (File
                        No. 33-83750) on February 27, 1998.

              (n)       Form of data pages No. 94ICB and 94ICBMVA for Equitable
                        Accumulator (NQ) Certificates, previously filed with
                        this Registration Statement on Form N-4 (File
                        No. 33-83750) on February 27, 1998.

                                      C-3

              (o)       Form of data pages No. 94ICB and 94ICBMVA for Equitable
                        Accumulator (QP) Certificates, previously filed with
                        this Registration Statement on Form N-4 (File
                        No. 33-83750) on February 27, 1998.

              (p)       Form of data pages No. 94ICB, 94ICBMVA and 94ICBLCA for
                        Assured Payment Option Certificates, previously filed
                        with this Registration Statement on Form N-4 (File
                        No. 33-83750) on February 27, 1998.

              (q)       Form of data pages No. 94ICB, 94ICBMVA and 94ICBLCA for
                        APO Plus Certificates, previously filed with this
                        Registration Statement on Form N-4 (File No. 33-83750)
                        on February 27, 1998.

              (r)       Form of Endorsement applicable to Defined Benefit
                        Qualified Plan Certificates No. 98ENDQPI, previously
                        filed with this Registration Statement File
                        No. 33-83750 on May 1, 1998.

              (s)       Form of Endorsement applicable to Non-Qualified
                        Certificates No. 98ENJONQI, previously filed with this
                        Registration Statement on Form N-4 (File No. 33-83750)
                        on February 27, 1998.

              (t)       Form of Endorsement applicable to Charitable Remainder
                        Trusts No. 97ENCRTI, previously filed with this
                        Registration Statement on Form N-4 (File No. 33-83750)
                        on February 27, 1998.

              (u)       Form of Guaranteed Interest Account endorsement no.
                        98ENGAIAII, and data pages 94ICA/B, incorporated herein
                        by reference to Exhibit No. 4(r) to the Registration
                        Statement on Form N-4 (File No. 333-05593) filed on
                        May 1, 1998.

              (v)       Form of Equitable Accumulator TSA Data pages,
                        previously filed with this Registration Statement File
                        No. 33-83750 on May 22, 1998.

              (w)       Form of Endorsement Applicable to TSA Data
                        Certificates, incorporated by reference to Exhibit 4(t)
                        to the Registration Statement on Form N-4 (File
                        No. 333-05593) filed on May 22, 1998.

              (x)       Form of data pages for Equitable Accumulator (IRA, NQ,
                        QP, and TSA), previously filed with this Registration
                        Statement File No. 33-83750 on November 30, 1998.

              (y)       Form of data pages (as revised) for Equitable
                        Accumulator (IRA, NQ, QP, and TSA), previously filed
                        with this Registration Statement File No. 33-83750 on
                        December 28, 1998.

              (z)       Form of Endorsement No. 98ENIRAI-IM to Contract
                        No. 1050-94IC and the Certificates under the Contract,
                        previously filed with this Registration Statement File
                        No. 33-83750 on December 28, 1998.

              (a)(a)(i) Form of Data Pages for Equitable Accumulator Flexible
                        Premium IRA, previously filed with this Registration
                        Statement File No. 33-83750 on April 30, 1999.

              (a)(a)(ii)Form of data pages for Equitable Accumulator Flexible
                        Premium Roth IRA, previously filed with this
                        Registration Statement File No. 33-83750 on April 30,
                        1999.

              (b)(b)    Form of data pages for Equitable Accumulator NQ, QP and
                        TSA, previously filed with this Registration Statement
                        File No. 33-83750 on April 30, 1999.

              (c)(c)    Form of data pages for new version of Equitable
                        Accumulator, previously filed with this Registration
                        Statement File No. 33-83750 on Form N-4 on December 3,
                        1999.

                                      C-4

              (d)(d)    Form of endorsement (Form No. 2000ENIRAI-IM) to be used
                        with IRA certificates previously filed with this
                        Registration Statement File No. 33-83750 on Form N-4 on
                        April 25, 2000.

              (e)(e)    Form of Endorsement applicable to Roth IRA Contracts,
                        Form No. IM-ROTHBCO-1 previously filed with this
                        Registration Statement File No. 33-83750 on April 25,
                        2001.

              (f)(f)    Revised Form of Endorsement applicable to IRA
                        Certificates, Form No. 2000ENIRAI-IM previously filed
                        with this Registration Statement File No. 33-83750 on
                        April 25, 2001.

              (g)(g)    Form of Endorsement applicable to Non-Qualified
                        Certificates, Form No 99ENNQ-G previously filed with
                        this Registration Statement File No. 33-83750 on
                        April 25, 2001.

              (h)(h)    Form of Optional Death Benefit Rider, Form No. 2000
                        PPDB previously filed with this Registration Statement
                        File No. 33-83750 on April 25, 2001.

              (i)(i)    Revised Form of Data Pages for Equitable Accumulator
                        (Rollover IRA, Roth Conversion, NQ, QP-Defined
                        Contribution, QP-Defined Benefit, TSA) previously filed
                        with this Registration Statement File No. 33-83750 on
                        April 25, 2001.

              (j)(j)    Form of Amendment to Certificate Form No. 94ICB, Form
                        No. 2000 BENE-G previously filed with this Registration
                        Statement File No. 33-83750 on April 25, 2001.

              (k)(k)    Form of Endorsement applicable to Non-Qualified
                        Certificates previously filed with this Registration
                        Statement File No. 33-83750 on April 25, 2001.

              (l)(l)    Form of Endorsement applicable to non-qualified
                        contract/certificates with beneficiary continuation
                        option (No. 2002 NQBCO), incorporated herein by
                        reference to Exhibit No. 4 (a)(c) to the Registration
                        Statement (File No. 333-05593) filed on April 23, 2003.

          5.  (a)       Forms of application used with the IRA, NQ and Fixed
                        Annuity Markets, previously refiled electronically with
                        this Registration Statement on Form N-4 (File
                        No. 33-83750) on February 27, 1998.

              (b)(i)    Forms of Enrollment Form/Application for Rollover IRA,
                        Choice Income Plan and Accumulator, previously filed
                        with this Registration Statement No. 33-83750 on
                        April 23, 1996.

                                      C-5

              (b)(ii)   Form of Enrollment Form/Application for Equitable
                        Accumulator (IRA, NQ and QP), incorporated herein by
                        reference to Exhibit No. 5(e) to the Registration
                        Statement on Form N-4 (File No. 333-05593) filed on
                        May 1, 1998.

              (c)       Forms of Enrollment Form/Application for Accumulator
                        and Rollover IRA, previously filed with this
                        Registration Statement No. 33-83750 on April 30, 1997.

              (d)       Forms of Enrollment Form/Application for Accumulator
                        and Rollover IRA, previously filed with this
                        Registration Statement No. 33-83750 on December 31,
                        1997.

              (e)       Form of Enrollment Form/Application No. 126737
                        (5/98) for Equitable Accumulator (IRA, NQ and QP),
                        previously filed with this Registration Statement on
                        Form N-4 (File No. 33-83750) on February 27, 1998.

              (f)       Form of Enrollment Form/Application for Equitable
                        Accumulator (IRA, NQ, QP, and TSA), previously filed
                        with this Registration Statement File No. 33-83750 on
                        May 22, 1998.

              (g)       Form of Enrollment Form/Application for Equitable
                        Accumulator (IRA, NQ, QP, and TSA), previously filed
                        with this Registration Statement File No. 33-83750 on
                        November 30, 1998.

              (h)       Form of Enrollment Form/Application for Equitable
                        Accumulator (as revised) for (IRA, NQ, QP, and TSA),
                        previously filed with this Registration Statement File
                        No. 33-83750 on December 28, 1998.

              (i)       Form of Enrollment Form/Application for Equitable
                        Accumulator, previously filed with this Registration
                        Statement File No. 33-83750 on Form N-4 on April 30,
                        1999.

          6.  (a)       Restated Charter of AXA Equitable, as amended August
                        31, 2010, incorporated herein by reference to
                        Registration Statement to Form N-4, (File No.
                        333-05593), filed on April 24, 2012.

              (b)       By-Laws of AXA Equitable, as amended September 7, 2004,
                        incorporated herein by reference to Exhibit No. 6.(c)
                        to Registration Statement on Form N-4, (File
                        No. 333-05593), filed on April 20, 2006.

          7.  Form of Reinsurance Agreement between Reinsurance Company and the
              Equitable Life Assurance Society of the United States previously filed with this Registration Statement File No. 33-83750 on
              April 25, 2001.

          8.  (a)       Amended and Restated Participation Agreement among EQ
                        Advisors Trust, AXA Equitable Life Insurance Company
                        ("AXA Equitable"), AXA Distributors and AXA Advisors
                        dated July 15, 2002 is incorporated herein by reference
                        to Post-Effective Amendment No. 25 to the EQ Advisor's
                        Trust Registration Statement on Form N-1A (File No.
                        333-17217 and 811-07953), filed on February 7, 2003.

              (a)(i)    Amendment No. 1, dated May 2, 2003, to the Amended and
                        Restated Participation Agreement among EQ Advisors
                        Trust, AXA Equitable, AXA Distributors and AXA Advisors
                        dated July 15, 2002 incorporated herein by reference to
                        Post-Effective

                                      C-6

                        Amendment No. 28 To the EQ Advisor's Trust Registration
                        Statement (File No. 333-17217) on Form N-1A filed on
                        February 10, 2004.

              (a)(ii)   Amendment No. 2, dated July 9, 2004, to the Amended and
                        Restated Participation Agreement among EQ Advisors
                        Trust, AXA Equitable, AXA Distributors and AXA Advisors
                        dated July 15, 2002 incorporated herein by reference to
                        Post-Effective Amendment No. 35 To the EQ Advisor's
                        Trust Registration Statement (File No. 333-17217) on
                        Form N-1A filed on October 15, 2004.

              (a)(iii)  Amendment No. 3, dated October 1, 2004, to the Amended and Restated Participation Agreement among EQ Advisors
                        Trust, AXA Equitable, AXA Distributors and AXA Advisors
                        dated July 15, 2002 incorporated herein by reference to
                        Post-Effective Amendment No. 35 To the EQ Advisor's
                        Trust Registration Statement (File No. 333-17217) on
                        Form N-1A filed on October 15, 2004.

              (a)(iv)   Amendment No. 4, dated May 1, 2005, to the Amended and
                        Restated Participation Agreement among EQ Advisors
                        Trust, AXA Equitable, AXA Distributors and AXA Advisors
                        dated July 15, 2002 incorporated herein by reference to
                        Post-Effective Amendment No. 37 To the EQ Advisor's
                        Trust Registration Statement (File No. 333-17217) on
                        Form N-1A filed on April 7, 2005.

              (a)(v)    Amendment No. 5, dated September 30, 2005, to the
                        Amended and Restated Participation Agreement among EQ
                        Advisors Trust, AXA Equitable, AXA Distributors and AXA
                        Advisors dated July 15, 2002 incorporated herein by
                        reference to Post-Effective Amendment No. 44 To the EQ
                        Advisor's Trust Registration Statement (File No.
                        333-17217) on Form N-1A filed on April 5, 2006.

              (a)(vi)   Amendment No. 6, dated August 1, 2006, to the Amended
                        and Restated Participation Agreement among EQ Advisors
                        Trust, AXA Equitable, AXA Distributors and AXA Advisors
                        dated July 15, 2002 incorporated herein by reference to
                        Post-Effective Amendment No. 51 To the EQ Advisor's
                        Trust Registration Statement (File No. 333-17217) on
                        Form N-1A filed on February 2, 2007.

              (a)(vii)  Amendment No. 7, dated May 1, 2007, to the Amended and
                        Restated Participation Agreement among EQ Advisors
                        Trust, AXA Equitable, AXA Distributors and AXA Advisors
                        dated July 15, 2002 incorporated herein by reference to
                        Post-Effective Amendment No. 53 To the EQ Advisor's
                        Trust Registration Statement (File No. 333-17217) on
                        Form N-1A filed on April 27, 2007.

              (a)(viii) Amendment No. 8, dated January 1, 2008, to the Amended and Restated Participation Agreement among EQ Advisors
                        Trust, AXA Equitable, AXA Distributors and AXA Advisors
                        dated July 15, 2002 incorporated herein by reference to
                        Post-Effective Amendment No. 56 To the EQ Advisor's
                        Trust Registration Statement (File No. 333-17217) on
                        Form N-1A filed on December 27, 2007.

              (a)(ix)   Amendment No. 9, dated May 1, 2008, to the Amended and
                        Restated Participation Agreement among EQ Advisors
                        Trust, AXA Equitable, AXA Distributors and AXA Advisors
                        dated July 15, 2002 incorporated herein by reference to
                        Post-Effective Amendment No. 61 To the EQ Advisor's
                        Trust Registration Statement (File No. 333-17217) on
                        Form N-1A filed on February 13, 2009.

              (a)(x)    Amendment No. 10, dated January 1, 2009, to the Amended
                        and Restated Participation Agreement among EQ Advisors
                        Trust, AXA Equitable, AXA Distributors and AXA Advisors
                        dated July 15, 2002 incorporated herein by reference to
                        Post-Effective Amendment No. 64 To the EQ Advisor's
                        Trust Registration Statement (File No. 333-17217) on
                        Form N-1A filed on March 16, 2009.

              (a)(xi)   Amendment No. 11, dated May 1, 2009, to the Amended and
                        Restated Participation Agreement among EQ Advisors
                        Trust, AXA Equitable, AXA Distributors and AXA Advisors
                        dated July 15, 2002 incorporated herein by reference to
                        Post-Effective Amendment No. 67 To the EQ Advisor's
                        Trust Registration Statement (File No. 333-17217) on
                        Form N-1A filed on April 15, 2009.

              (a)(xii)  Amendment No. 12, dated September 29, 2009, to the
                        Amended and Restated Participation Agreement among EQ
                        Advisors Trust, AXA Equitable, AXA Distributors and AXA
                        Advisors dated July 15, 2002 incorporated herein by
                        reference to Post-Effective Amendment No. 70 To the EQ
                        Advisor's Trust Registration Statement (File No.
                        333-17217) on Form N-1A filed on January 21, 2010.

              (a)(xiii) Amendment No. 13, dated August 16, 2010, to the Amended and Restated Participation Agreement among EQ Advisors
                        Trust, AXA Equitable, AXA Distributors and AXA Advisors
                        dated July 15, 2002 incorporated herein by reference to
                        Post-Effective Amendment No. 77 To the EQ Advisor's
                        Trust Registration Statement (File No. 333-17217) on
                        Form N-1A filed on February 3, 2011.

              (a)(xiv)  Amendment No. 14, dated December 15, 2010, to the
                        Amended and Restated Participation Agreement among EQ
                        Advisors Trust, AXA Equitable, AXA Distributors and AXA
                        Advisors dated July 15, 2002 incorporated herein by
                        reference to Post-Effective Amendment No. 77 To the EQ
                        Advisor's Trust Registration Statement (File No.
                        333-17217) on Form N-1A filed on February 3, 2011.

              (a)(xv)   Amendment No. 15, dated June 7, 2011 , to the Amended
                        and Restated Participation Agreement among EQ Advisors
                        Trust, AXA Equitable, AXA Distributors and AXA Advisors
                        dated July 15, 2002 incorporated herein by reference
                        and/or previously filed with Post-Effective Amendment
                        No. 84 To the EQ Advisor's Trust Registration Statement
                        (File No. 333-17217) on Form N-1A filed on August 17,
                        2011.

           9. Opinion and Consent of Dodie Kent, Esq., Vice President and
              Associate General Counsel of AXA

                                      C-7

                        Equitable, as to the legality of the securities being
                        registered, filed herewith.

          10. (a)       Consent of the independent registered public accounting
                        firm, to be filed by Amendment.

              (b)       Powers of Attorney, filed herewith.

          11.  Not applicable.

          12.  Not applicable.

          13.  Not applicable.

                                      C-8

Item 25. Directors and Officers of AXA Equitable.

         Set forth below is information regarding the directors and principal officers of AXA Equitable. AXA Equitable's address is 1290 Avenue of the Americas, New York, New York 10104. The business address of the persons whose names are preceded by an asterisk is that of AXA
         Equitable.

NAME AND PRINCIPAL              POSITIONS AND OFFICES WITH
BUSINESS ADDRESS                AXA EQUITABLE
----------------                -------------
DIRECTORS

Henri de Castries               Director
AXA
25, Avenue Matignon
75008 Paris, France

Denis Duverne                   Director
AXA
25, Avenue Matignon
75008 Paris, France

Barbara Fallon-Walsh            Director
8 Highcroft Lane
Malvern, PA 19355

Charlynn Goins                  Director
30 Beekman Place, Apt. 8A
New York, NY 10022

Danny L. Hale                   Director
900 20th Avenue South
Nashville, TN 37212

Anthony J. Hamilton             Director
AXA UK plc
5 Old Broad Street
London, England EC2N 1AD

Peter S. Kraus                  Director
AllianceBernstein Corporation
1345 Avenue of the Americas
New York, NY 10105

Ramon de Oliveira               Director
Investment Audit Practice, LLC
70 South Fifth Street
Park Ridge, NJ 07656

Lorie A. Slutsky                Director
The New York Community Trust
909 Third Avenue
New York, NY 10022

Ezra Suleiman                   Director
Princeton University
Corwin Hall
Princeton, NJ 08544

                                      C-9

Richard C. Vaughan                  Director
764 Lynnmore Lane
Naples, FL 34108-7522

OFFICER-DIRECTOR
----------------

*Mark Pearson                       Director, Chairman of the Board and
                                    Chief Executive Officer

*Andrew J. McMahon                  Director and President

OTHER OFFICERS
--------------

*Anders Malmstrom                   Senior Executive Vice President
                                    and Chief Financial Officer

*Andrea M. Nitzan                   Executive Vice President
                                    (acting Principal Accounting Officer)

*Bertrand Poupart-Lafarge           Executive Vice President,
                                    Chief Investment Officer and
                                    Treasurer

*Michael B. Healy                   Executive Vice President
                                    and Chief Information Officer

*Salvatore Piazzolla                Senior Executive Vice President

*Mary Fernald                       Senior Vice President and Chief
                                    Underwriting Officer

*David Kam                          Senior Vice President and Actuary

*Kevin E. Murray                    Executive Vice President

*Anne M. Katcher                    Senior Vice President and Senior Actuary

*Anthony F. Recine                  Senior Vice President, Chief Compliance
                                    Officer and Deputy General Counsel

*Karen Field Hazin                  Vice President, Secretary and Associate
                                    General Counsel

*Dave S. Hattem                     Senior Vice President and General Counsel

*Michel Perrin                      Senior Vice President and Actuary

*Naomi J. Weinstein                 Vice President

                                     C-10

*Charles A. Marino                  Executive Vice President and Chief
                                    Actuary

*Nicholas B. Lane                   Senior Executive Vice President and
                                    President, Retirement Savings

*David W. O'Leary                   Executive Vice President

*Robert O. Wright, Jr.              Executive Vice President

*Amy J. Radin                       Senior Executive Vice President and
                                    Chief Marketing Officer

                                     C-11

Item 26. Persons Controlled by or Under Common Control with the Insurance
         Company or Registrant.

         Separate Account No. 45 of AXA Equitable Life Insurance Company (the
         "Separate Account") is a separate account of AXA Equitable Life
         Insurance Company. AXA Equitable Life Insurance Company, a New York
         stock life insurance company, is a wholly owned subsidiary of AXA
         Financial, Inc. (the "Holding Company").

         AXA owns 100% of the Holding Company's outstanding common stock. AXA is able to exercise significant influence over the operations and capital structure of the Holding Company and its subsidiaries, including AXA Equitable Life Insurance Company. AXA, a French company, is the holding company for an international group of insurance and related financial services companies.

         (a) The AXA Group Organizational Charts June 1st 2011 are incorporated herein by reference to Exhibit 26 to Registration Statement (File
         No. 333-178750) on Form N-4, filed December 23, 2011.

         (b) The AXA Financial, Inc. - Subsidiary Organization Chart: Q4-2011
         is incorporated herein by reference to Exhibit 26(b) to Registration
         Statement (File No. 333-05593) on Form N-4 filed April 24, 2012.

                                     C-12

Item 27. Number of Contractowners

         As of March 31, 2012, there were 16,272 Qualified Contractowners and
         9,974 Non-Qualified Contractowners of Contracts offered by the registrant under this Registration Statement.

Item 28. Indemnification

         (a)    Indemnification of Directors and Officers

                       The By-Laws of AXA Equitable Life Insurance Company
("AXA Equitable") provide, in Article VII, as follows:

                7.4    Indemnification of Directors, Officers and Employees.
                       (a) To the extent permitted by the law of the State of
                       New York and subject to all applicable requirements
                       thereof:

                       (i)  any person made or threatened to be made a party to
                            any action or proceeding, whether civil or
                            criminal, by reason of the fact that he or she, or
                            his or her testator or intestate, is or was a
                            director, officer or employee of the Company shall
                            be indemnified by the Company;

                       (ii) any person made or threatened to be made a party to
                            any action or proceeding, whether civil or
                            criminal, by reason of the fact that he or she, or
                            his or her testator or intestate serves or served
                            any other organization in any capacity at the
                            request of the Company may be indemnified by the
                            Company; and

                       (iii)the related expenses of any such person in any of
                            said categories may be advanced by the Company.

                       (b)  To the extent permitted by the law of the State of
                            New York, the Company may provide for further
                            indemnification or advancement of expenses by
                            resolution of shareholders of the Company or the
                            Board of Directors, by amendment of these By-Laws,
                            or by agreement. (Business Corporation Law
                            ss.721-726; Insurance Law ss.1216)

                       The directors and officers of AXA Equitable are insured
under policies issued by X.L. Insurance Company, Arch Insurance Company,
Endurance Specialty Insurance Company, U.S. Specialty Insurance, St. Paul
Travelers, Chubb Insurance Company, AXIS Insurance Company and Zurich Insurance
Company. The annual limit on such policies is 100 million, and the policies insure the officers and directors against certain liabilities arising out of their conduct in such capacities.

         (b)    Indemnification of Principal Underwriter

                To the extent permitted by law of the State of New York and subject to all applicable requirements thereof, AXA Advisors, LLC has undertaken to indemnify each of its directors and officers who is made or threatened to be made a party to any action or proceeding, whether civil or criminal, by reason of the fact the director or officer, or his or her testator or intestate, is or was a director or officer of AXA Advisors, LLC.

         (c)    Undertaking

                Insofar as indemnification for liability arising under the
Securities Act of 1933 ("Act") may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the
Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling

                                     C-13

person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriters

         (a)    AXA Advisors, LLC, an affiliate of AXA Equitable MONY Life
                Insurance Company and MONY Life Insurance Company of America,
                is the principal underwriter for Separate Accounts 45, 49, 70,
                301, A, I and FP, EQ Advisors Trust and AXA Premier VIP Trust
                and of MONY Variable Account A, MONY Variable Account L, MONY
                America Variable Account A, MONY America Variable Account L,
                MONY Variable Account S, and Keynote Series Account.

                The principal business address of AXA Advisors, LLC is 1290
                Avenue of the Americas, NY, NY 10104.

         (b)    Set forth below is certain information regarding the directors and principal officers of AXA Advisors, LLC and AXA
                Distributors, LLC. The business address of the persons whose names are preceded by an asterisk is that of AXA Advisors, LLC or AXA Distributors, LLC.

AXA ADVISORS, LLC

NAME AND PRINCIPAL                 POSITIONS AND OFFICES WITH UNDERWRITER
BUSINESS ADDRESS                   (AXA ADVISORS LLC)
------------------                 ------------------

*Andrew J. McMahon                 Director, Chairman of the Board and Chief
                                   Financial Protection & Wealth Management
                                   Officer

*Christine Nigro                   President and Director

*Manish Agarwal                    Director

*Nicholas B. Lane                  Director and Chief Retirement Services
                                   Officer

*Robert O. Wright, Jr.             Director, Vice Chairman of the Board and
                                   Chief Sales Officer

*Frank Massa                       Chief Operating Officer

*Philip Pescatore                  Chief Risk Officer

*William Degnan                    Senior Vice President

*David M. Kahal                    Senior Vice President

*George Papazicos                  Senior Vice President

*Vincent Parascandola              Senior Vice President

*Robert P. Walsh                   Vice President and Chief Anti-Money
                                   Laundering Officer

*Page Pennell                      Vice President and Acting Broker-Dealer
                                   Chief Compliance Officer

*Maurya Keating                    Vice President, Chief Broker Dealer Counsel
                                   and Acting Investment Advisors Chief
                                   Compliance Officer

*Francesca Divone                  Secretary

*Susan Vesey                       Assistant Secretary

*Denise Tedeschi                   Assistant Vice President and Assistant
                                   Secretary

                                     C-14

(ii) AXA DISTRIBUTORS, LLC

NAME AND PRINCIPAL                 POSITIONS AND OFFICES WITH UNDERWRITER
BUSINESS ADDRESS                   (AXA DISTRIBUTORS, LLC)
------------------                 --------------------------------------------

*Nicholas B. Lane                  Director, Chairman of the Board, President,
                                   Chief Executive Officer and Chief Retirement
                                   Savings Officer

*Andrew J. McMahon                 Director and Chief Financial Protection
                                   & Wealth Management Officer

*Michael P. McCarthy               Director, Senior Vice President and
                                   National Sales Manager

*David W. O'Leary                  Executive Vice President

*Nelida Garcia                     Senior Vice President

*Peter D. Golden                   Senior Vice President

*Kevin M. Kennedy                  Senior Vice President

*Harvey T. Fladeland               Senior Vice President

*Windy Lawrence                    Senior Vice President

*Mark Teitelbaum                   Senior Vice President

*Timothy P. O'Hara                 Senior Vice President

*Mark D. Scalercio                 Senior Vice President

*Michael Schumacher                Senior Vice President

*John C. Taroni                    Vice President and Treasurer

*Nicholas Gismondi                 Vice President and Chief Financial Officer

*Denise Tedeschi                   Assistant Vice President and Assistant
                                   Secretary

*Gregory Lashinsky                 Assistant Vice President - Financial
                                   Operations Principal

*Robert P. Walsh                   Vice President and Chief AML Officer

*Francesca Divone                  Secretary

*Susan Vesey                       Assistant Secretary

                                     C-15

         (c)    The information under "Distribution of the Contracts" in the
                Prospectus and Statement of Additional Information forming a part of this Registration Statement is incorporated herein by reference.

                                     C-16

Item 30. Location of Accounts and Records

         The records required to be maintained by Section 31(a) of the
         Investment Company Act of 1940 and Rules 31a-1 to 31a-3 thereunder are maintained by AXA Equitable Life Insurance Company at 1290 Avenue of
         the Americas, New York, NY 10104, 135 West 50th Street, New York, NY
         10020, and 500 Plaza Drive, Secaucus, NJ 07096. The policies files will be kept at Vantage Computer System, Inc., 301 W. 11th Street,
         Kansas City, Mo. 64105.

Item 31. Management Services

         Not applicable.

Item 32. Undertakings

         The Registrant hereby undertakes:

         (a)      to file a post-effective amendment to this registration
                  statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments
                  under the variable annuity contracts may be accepted;

         (b)      to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an
                  applicant can check to request a Statement of Additional
                  Information, or (2) a postcard or similar written
                  communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of
                  Additional Information; and

         (c)      to deliver any Statement of Additional Information and any financial statements required to be made available under this
                  Form promptly upon written or oral request.

AXA Equitable represents that the fees and charges deducted under the
Certificates described in this Registration Statement, in the aggregate, in each case, are reasonable in relation to the services rendered, the expenses to be incurred, and the risks assumed by AXA Equitable under the respective
Certificates.

The Registrant hereby represents that it is relying on the November 28, 1988 no-action letter (Ref. No. IP-6-88) relating to variable annuity contracts offered as funding vehicles for retirement plans meeting the requirements of
Section 403(b) of the Internal Revenue Code. Registrant further represents that it will comply with the provisions of paragraphs (1)-(4) of that letter.

                                     C-17

                                  SIGNATURES

       As required by the Securities Act of 1933 and the Investment Company Act
of 1940, the Registrant certifies that it meets the requirements of Securities
Act Rule 485(a) for efectiveness of this Registration Statement and has duly caused this Amendment to the Registration Statement to be signed on its behalf, in the City and State of New York, on this 8th day of June, 2012.

                                       SEPARATE ACCOUNT NO. 45 OF
                                       AXA EQUITABLE LIFE INSURANCE COMPANY
                                                  (Registrant)

                                       By:  AXA Equitable Life Insurance Company
                                                  (Depositor)

                                       By:  /s/ Dodie Kent
                                            ------------------------------------
                                            Dodie Kent
                                            Vice President and Associate
                                            General Counsel

                                  SIGNATURES

       As required by the Securities Act of 1933 and the Investment Company Act
of 1940, the Depositor, has caused this Amendment to the Registration Statement to be signed on its behalf, in the City and State of New York, on this 8th day of June, 2012.

                                         AXA EQUITABLE LIFE INSURANCE COMPANY
                                                      (Depositor)

                                         By:  /s/ Dodie Kent
                                              ---------------------------------
                                              Dodie Kent
                                              Vice President and Associate
                                              General Counsel

       As required by the Securities Act of 1933, this Amendment to the
Registration Statement has been signed by the following persons in the capacities and on the date indicated:

PRINCIPAL EXECUTIVE OFFICER:

*Mark Pearson                  Chairman of the Board, Chief Executive Officer
                               and Director

PRINCIPAL FINANCIAL OFFICER:

*Anders Malmstrom              Senior Executive Vice President and Chief
                               Financial Officer

PRINCIPAL ACCOUNTING OFFICER:

*Andrea M. Nitzan              Executive Vice President (acting Principal
                               Accounting Officer)

*DIRECTORS:

Mark Pearson               Danny L. Hale             Ramon de Oliveira
Henri de Castries          Anthony J. Hamilton       Lorie A. Slutsky
Denis Duverne              Peter S. Kraus            Ezra Suleiman
Barbara Fallon-Walsh       Andrew J. McMahon         Richard C. Vaughan
Charlynn Goins

*By:  /s/ Dodie Kent
      -------------------------
      Dodie Kent
      Attorney-in-Fact
      June 8, 2012

                                 EXHIBIT INDEX

EXHIBIT NO.                                                     TAG VALUE
-----------                                                     ----------

9            Opinion and Consent of Counsel                     EX-99.9

10(b)        Powers of Attorney                                 EX-99.10b